Earnings per Share - Summary of Earnings Per Share (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Earnings per share [abstract]
Outstanding options excluded from calculation of diluted earnings per share	3,748,652	2,319,723	688,123
Weighted average Exercise price of average outstanding share options excluded from the calculation of diluted earnings per share	$ 111.53	$ 114.29	$ 120.02